Assets pledged, collateral received and assets transferred - Disclosure of transferred financial assets and the associated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	£ 247,018	£ 268,570
Associated liabilities	(121,751)	(124,206)
Derivative financial instruments
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	74,307	77,102
Associated liabilities	(74,307)	(77,102)
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	60,564	69,740
Associated liabilities	(40,173)	(41,916)
Securities lending arrangements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	104,450	115,909
Associated liabilities	0	0
Other
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	7,697	5,819
Associated liabilities	£ (7,271)	£ (5,188)